Document and Entity Information	Nov. 28, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 28, 2023
Entity Registrant Name	Emerson Electric Co.
Entity Incorporation State Country Code	MO
Entity File Number	1-278
Entity Tax Identification Number	43-0259330
Entity Address Address Line 1	8000 West Florissant Avenue
Entity Address City Or Town	St. Louis
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63136
City Area Code	314
Local Phone Number	553-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000032604
Amendment Flag	false
Common Stock [Member] | New York Stock Exchange
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.50 par value per share
Trading Symbol	EMR
Security Exchange Name	NYSE
Common Stock [Member] | NYSE Chicago
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.50 par value per share
Trading Symbol	EMR
Security Exchange Name	CHX
0.375% Notes due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Notes due 2024
Trading Symbol	EMR 24
Security Exchange Name	NYSE
1.250% Notes due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Notes due 2025
Trading Symbol	EMR 25A
Security Exchange Name	NYSE
2.000% Notes due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Notes due 2029
Trading Symbol	EMR 29
Security Exchange Name	NYSE